Calculation of Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Calculation of Earnings Per Share [Abstract]
Computation of Basic and Diluted Earnings per Share

Restricted stock is participating, and therefore, is included in the EPS calculation. The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except earnings per share)	Years Ended December 31,
	2018	2017	2016
Net income	$5,904	$4,537	$5,156
Weighted-average common shares outstanding	4,987	4,765	4,801
Basic earnings per share	$1.18	$0.95	$1.07
Weighted-average common shares outstanding	4,987	4,765	4,801
Common stock equivalents due to effect of stock options	22	10	1
Total weighted-average common shares and equivalents	$5,009	$4,775	$4,802
Diluted earnings per share	$1.18	$0.95	$1.07
Anti-dilutive stock options outstanding	-	6	401